Commitments and Contingencies (Details 1) (A'cheng Lease [Member], USD $)	Sep. 30, 2012	Dec. 31, 2011
A'cheng Lease [Member]
Future minimum rental payments required under the related party operating leases
Due in current year	$ 3,947	$ 3,928
Due in one year	3,947	3,928
Due in two years	3,947	3,928
Due in three years	3,947	3,928
Due in four years	3,947	3,928
Thereafter	29,438	32,405
Total	$ 49,173	$ 52,045